DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Transition Period Comparative Data - Consolidated Balance Sheets (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Feb. 09, 2025	Sep. 30, 2024	Jun. 30, 2024	Feb. 09, 2024	Dec. 31, 2023	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 2,692,063	$ 7,533,690			$ 6,558,176			$ 1,132,900
Cash segregated - customers	29,291,802	21,874,954			20,548,972
Cash segregated - PAB	200,563	200,575			200,738
Receivables - broker-dealers and clearing organizations	13,649,538	4,179,625			1,333,306
Receivables - customers, net of allowance for credit losses of $401,128	980,988	320,815			823,784
Other receivables	47,155	251,099			64,842
Prepaid expenses					67,967			29,458
Trading securities, market value, net	1,435	5			55
Due from Atlas Clear								49,806
Total Current Assets	47,206,193	34,933,938			29,597,840			1,212,164
Operating lease right to use lease asset	152,146	179,267	$ 179,267		326,336	$ 395,063
Property and equipment, net					16,080
Customer list, net	12,624,914	12,932,106			14,150,856
Goodwill	6,142,525	6,142,525			7,706,725
Pacsquare asset purchase	1,736,501	1,785,104			1,726,500
Bank acquisition deposit					91,200
Cash deposits - broker-dealers and clearing organizations					3,515,000
Other assets	628,835	591,248			336,017
Marketable securities held in Trust Account								57,409,747
TOTAL ASSETS	73,634,759	60,892,833			57,466,554			58,621,911
Current liabilities
Payables to customers	31,312,809	23,935,348			20,162,973
Accounts and payables to officers/directors	352,536	199,088			686,579
Accounts payable and accrued expenses	5,329,871	6,194,311			5,393,912			5,181,488
Payables - broker-dealers and clearing organizations	1,735,543	497,660			4,915
Commissions, payroll and payroll taxes	386,589	395,214			273,386
Current portion of lease liability	114,271	111,983			149,499
Convertible notes, net	4,458,025				3,783,437
Secured convertible note, net					6,857,101
Promissory notes	691,240	1,207,797			852,968
Short-term merger financing, net					5,092,083
Contingent guarantee					3,256,863	$ 3,256,863		3,256,863
Subscription agreement	691,321	2,489,945			2,425,647
Excise tax payable	2,673,056	2,611,618			2,067,572			1,485,236
Advance from related parties								1,968,116
Total Current Liabilities	49,631,940	41,003,400			51,321,915			9,114,840
Accrued contingent liability	100,000	100,000			100,000
Long-term merger financing, net					7,606,561
Derivative liability - convertible notes					16,462,690
Derivative liability - warrants	184,593	123,062			307,656			307,656
Earnout - liability	11,485,000	11,369,000			12,298,000
Deferred income tax liability					5,245,886
Subordinated borrowings	1,930,000	1,930,000			1,950,000
Trading account deposit	100,000	100,000			100,000
Long-term lease liability	41,346	70,746			182,729
TOTAL LIABILITIES	66,778,576	67,690,281			95,575,437			9,422,496
Commitments and Contingencies
Common stock subject to possible redemption								57,113,761
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value;
Common stock, value	12,681	4,016			21			503
Additional paid-in capital	149,848,705	135,763,445			110,165,209
Accumulated deficit	(142,964,114)	(142,523,820)			(148,274,113)			(7,914,849)
TOTAL STOCKHOLDERS' DEFICIT	6,856,183	(6,797,448)		$ (23,162,035)	(38,108,883)		$ (11,512,876)	(7,914,346)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 73,634,759	$ 60,892,833			57,466,554			58,621,911
Nonrelated Party
Current liabilities
Stock payable					259,893
Related Party
Current liabilities
Stock payable					$ 55,087
Promissory notes								$ 480,000